Fair Value of Financial Instruments and Derivatives Instruments, detail 2(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Net (Loss)/Gain Recognized	$ 813	$ (5,384)	$ (12,491)
Derivatives not designated as hedging instruments | Other (Expense)/Income- Loss on Derivatives
Derivative [Line Items]
Interst Rate Contracts	$ 813	$ (5,384)